Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment
18.
Property, Plant and Equipment

Property, Plant and Equipment of the Group correspond to computer equipment and building improvements that are stated at cost less accumulated depreciation.

	2023			2022
	Computer Equipment	Building improvements	Total	Computer Equipment	Building improvements	Total
Cost	2,810	1,257	4,067	1,823	1,257	3,080
Accumulated depreciation	(1,115)	(218)	(1,333)	(553)	(42)	(595)
Opening book value, January 1	1,695	1,039	2,734	1,270	1,215	2,485
Additions	1,088	—	1,088	987	—	987
Disposals	(123)	—	(123)	—	—	—
Depreciation of the year	(656)	(126)	(782)	(562)	(176)	(738)
Total as of December 31	2,004	913	2,917	1,695	1,039	2,734
Cost	3,775	1,257	5,032	2,810	1,257	4,067
Accumulated depreciation	(1,771)	(344)	(2,115)	(1,115)	(218)	(1,333)

The Group did not impair Property, Plant and Equipment during 2023 and 2022, nor did it reverse any previously recognized impairment losses. Additionally, the Group did not have commitments to purchase any property, plant and equipment at year end.

For further details on accounting policies refer to Note 2.7: Property, plant and equipment.